Unaudited Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 109,506,711	$ 97,851,754
Accounts receivable, net	171,537,070	170,645,234
Inventories, net	53,325,822	63,858,930
Equity instruments	1,056,918	1,056,918
Derivative financial instruments	27,141,083	30,113,454
Total current assets	362,567,604	363,526,290
Non-current assets:
Investments in joint ventures and associates	16,938,755	16,707,364
Wells, pipelines, properties, plant and equipment, net	1,430,223,825	1,436,509,326
Long-term notes receivable	149,360,776	148,492,909
Deferred taxes	148,325,641	146,192,485
Intangible assets	13,974,430	14,678,640
Other assets	11,316,562	5,895,100
Total non-current assets	1,770,139,990	1,768,475,824
Total assets	2,132,707,594	2,132,002,114
Current liabilities:
Short-term debt and current portion of long-term debt	167,102,088	157,209,467
Suppliers	109,471,364	139,955,378
Taxes and duties payable	58,183,875	51,004,960
Accounts and accrued expenses payable	21,301,759	23,211,401
Derivative financial instruments	14,958,973	17,745,979
Total current liabilities	371,018,059	389,127,185
Long-term liabilities:
Long-term debt	1,903,230,338	1,880,665,604
Employee benefits	1,287,907,942	1,258,436,122
Provisions for sundry creditors	93,983,571	87,677,423
Other liabilities	18,891,093	14,194,237
Deferred taxes	4,511,854	4,253,928
Total long-term liabilities	3,308,524,798	3,245,227,314
Total liabilities	3,679,542,857	3,634,354,499
Controlling interest:
Certificates of Contribution "A"	356,544,447	356,544,447
Mexican Government contributions	43,730,591	43,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	(146,489,064)	(151,887,182)
Accumulated deficit:
From prior years	(1,752,732,435)	(1,471,862,579)
Net loss for the period	(49,861,456)	(280,844,899)
Total controlling interest	(1,547,805,787)	(1,503,317,492)
Total non-controlling interest	970,524	965,107
Total equity (deficit), net	(1,546,835,263)	(1,502,352,385)
Total liabilities and equity (deficit), net	$ 2,132,707,594	$ 2,132,002,114